Shareholders' equity	12 Months Ended
Mar. 31, 2018
Shareholders' equity
Shareholders' equity

15Shareholders’ equity

(a)Share capital

As of March 31, 2016 and 2017, the Company had 73,003,248 shares outstanding and 73,140,147 shares issued. During the year ended March 31, 2018, the Company issued 40,521,494 ordinary shares upon the conversion of the Notes in April 2017 (Note 14). In addition, 7,300,000 outstanding RSUs were fully vested and resulted in an increase of 7,300,000 shares outstanding (Note 18). As a result, as of March 31, 2018, the Company’s outstanding and issued shares increased to 120,824,742 and 120,961,641 respectively.

(b)Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC, to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Aggregated transfers of RMB16,443, RMB1,964 and RMB16,326 (US$2,603) have been made to the statutory surplus reserve by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou for the years ended March 31, 2016, 2017 and 2018, respectively. Accumulated statutory surplus reserve as of March 31, 2017 and 2018 amounted to RMB127,815 and RMB144,141 (US$22,979), respectively.

(c)Share repurchase program

During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). As of March 31, 2017 and 2018, the remaining 136,899 repurchased ordinary shares had not been cancelled and therefore were presented as treasury stock in the consolidated balance sheets.

On July 25, 2017 and July 23, 2018, the Board of Directors approved a new share repurchase program in the aggregate amount of $20,000 for 12 months until July 25, 2018 and July 23, 2019, respectively. During the years ended March 31, 2017 and 2018, the Company did not repurchase any of its shares under the new share repurchase programs.